Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 3,288,459,799	$ 2,960,589,798
Receivables:
Notes receivable from participants	51,004,384	48,446,519
Contributions receivable:
Participant contributions	86,258	66,373
Employer contributions	39,012	46,699
Total receivables	51,129,654	48,559,591
Net assets available for benefits	3,339,589,453	3,009,149,389
Common/collective trust funds, at net asset value
Investments, at fair value:
Total investments, at fair value	2,092,518,755	1,842,094,695
Corporate bond funds, at fair value
Investments, at fair value:
Total investments, at fair value	88,307,169	77,049,458
Mutual funds, at fair value
Investments, at fair value:
Total investments, at fair value	904,752,560	834,381,730
Common stock, at fair value
Investments, at fair value:
Total investments, at fair value	19,393,850	18,928,923
Employer common stock, at fair value
Investments, at fair value:
Total investments, at fair value	$ 183,487,465	$ 188,134,992